DEBT - Narrative (Details) - USD ($) $ in Thousands				4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
		Nov. 10, 2022	Feb. 17, 2022	Apr. 21, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal repayment	[1]				$ 498,832	$ 96,724	$ 156,364	$ 173,655
Line of credit
Debt Instrument [Line Items]
Debt instrument, face amount						1,125,000
Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR) | Subsequent Event | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate				2.70%
Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR) | Subsequent Event | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate				2.80%
Term Loan Facility | Line of credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%
Secured debt | Senior Secured Sustainability Term Loan | Line of credit
Debt Instrument [Line Items]
Debt instrument, face amount			$ 570,000
Long-term line of credit						540,400
Secured debt | Term Loan Facility | Line of credit
Debt Instrument [Line Items]
Debt instrument, face amount		$ 520,000
Long-term line of credit						$ 500,600

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.